Vessels, Net (Table) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Property Plant And Equipment [Line Items]
Balance	$ 320,229
Balance	411,282	$ 320,229
Cost
Property Plant And Equipment [Line Items]
Balance	387,777	387,777
Additions	99,363	0
Balance	487,140	387,777
Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance	(67,548)	(51,325)
Additions	(8,310)	(16,223)
Balance	(75,858)	(67,548)
Net Book Value
Property Plant And Equipment [Line Items]
Balance	320,229	336,452
Additions	91,053	(16,223)
Balance	$ 411,282	$ 320,229